November 30, 2012

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, NE
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

RE: BlackRock Funds II – BlackRock Multi-Asset Income Portfolio
Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A
(Securities Act File No. 333-142592, Investment Company Act File No. 811-22061)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Funds II (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information for BlackRock Multi-Asset Income Portfolio that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 87 to the Fund’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 87 to the Fund’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 27, 2012.

Sincerely,

BlackRock Funds II

/s/ Ben Archibald

Ben Archibald
Secretary of the Fund